PROPERTY, PLANT, AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 98	$ 38